OTHER LONG-TERM LIABILTIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Long Term Liabilties [Abstract]
Disclosure of other long-term liabilities, net of current maturities
	December 31,
	2023	2022
	US Dollars in thousands
Contingent consideration, see note 6 (*)	12,141	1,006
Liability for forward contract for acquisitions (**)	1,485	1,536
Other	531	738
	14,157	3,280

(*)
With regards to liability for contingent payment as of December 31, 2023, the company recognized a contingent liability as part of the acquisition of RPI, see note 6. As of December 31, 2022 the long-term employee benefit, which was not included in the application of the purchase method to the acquisition of VendSys is estimated at $1,006 thousand.

(**)
The Company issued to Tigapo a put option enabling an additional investment of up to $1 million. The put option is a liability financial instrument measured at fair value through profit or loss. As of December 31, 2023 and 2022, the put option was valued in the amount of $1,485 and $1,536 thousands.